Consolidated statement of changes in equity - GBP (£) £ in Thousands	Share capital	Share premium	Treasury shares	Merger reserve	Hedging reserve	Retained (deficit)/ earnings	Total
Balance at beginning of the year at Jun. 30, 2022	£ 53	£ 68,822	£ (21,305)	£ 249,030	£ 950	£ (170,042)	£ 127,508
Loss for the year						(28,678)	(28,678)
Movements on hedges					4,070		4,070
Tax (expense)/credit relating to movements on hedges					(1,018)		(1,018)
Total comprehensive loss for the year					3,052	(28,678)	(25,626)
Equity-settled share-based payments						1,753	1,753
Deferred tax (expense)/credit relating to share-based payments						315	315
Balance at end of the year at Jun. 30, 2023	53	68,822	(21,305)	249,030	4,002	(196,652)	103,950
Loss for the year						(113,159)	(113,159)
Movements on hedges					(6,669)		(6,669)
Tax (expense)/credit relating to movements on hedges					1,667		1,667
Total comprehensive loss for the year					(5,002)	(113,159)	(118,161)
Proceeds from issue of shares	2	158,539					158,541
Equity-settled share-based payments						875	875
Deferred tax (expense)/credit relating to share-based payments						(315)	(315)
Balance at end of the year at Jun. 30, 2024	55	227,361	(21,305)	249,030	(1,000)	(309,251)	144,890
Loss for the year						(33,023)	(33,023)
Movements on hedges					1,631		1,631
Tax (expense)/credit relating to movements on hedges					(408)		(408)
Total comprehensive loss for the year					1,223	(33,023)	(31,800)
Proceeds from issue of shares	1	79,984					79,985
Equity-settled share-based payments						658	658
Balance at end of the year at Jun. 30, 2025	£ 56	£ 307,345	£ (21,305)	£ 249,030	£ 223	£ (341,616)	£ 193,733